Long Term Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
NOTE 4.  Long Term Obligations

On May 27, 2011, the Company sold convertible promissory notes in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock at a price of $5.70 per share, with each 9.939 shares being convertible into one share of common stock. The convertible promissory notes were sold along with convertible preferred stock and warrants for aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 left net proceeds of $28,025,037. Interest on the convertible promissory notes accrued at a rate of 5% per annum, and could either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

Using the relative fair value of the securities issued, the Company initially allocated the gross proceeds of $30,550,000 as follows:

Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	$30,280,111

The debt discount (which included the discount associated with the embedded conversion derivative) related to the debt element of the convertible promissory notes of $14,442,497 was, prior to the 2013 Exchange (see Note 1), being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the convertible promissory notes. The $832,502 in issuance costs allocated to the convertible promissory notes was recorded as a deferred financing cost, which was also being amortized as a non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

The Company valued the derivative liability for the conversion element of the convertible promissory notes using a Monte Carlo Simulation approach, using assumptions provided by management reflecting conditions at the valuation dates.

The fair value of this derivative liability had diminished to nil by the time of the 2013 Exchange. At September 30, 2012, the fair value was estimated to be $458,310, using a closing stock price of $7.95 and assumptions including estimated volatility of 126.57%, a risk-free interest rate of 0.16%, a zero dividend rate and a contractual term of 2.16 years.

The fair value of this derivative liability at December 31, 2012 and 2011, was estimated to be $274,928 and $1,931,295, respectively. The decrease in the fair value of this derivative liability of $274,928 and $1,472,985 during the nine months ended September 30, 2013 and 2012, respectively, was recorded as a revaluation gain (see Note 9).

The balance of the convertible promissory notes comprises the following at September 30, 2013, and December 31, 2012:

	September 30, 2013	December 31, 2012

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,809,894	1,262,028
Stated value	17,084,894	16,537,028
Debt discount – conversion element, net of accumulated amortization of $3,392,963 and $1,298,628 respectively	11,049,534	13,143,869

Notes payable, net of debt discount, prior to exchange	6,035,360	3,393,159

Amount extinguished in 2013 Exchange	(6,035,360)	—

Notes payable, net of debt discount	$—	$3,393,159

The Company recorded a loss on early extinguishment of debt of $4,970,410 as a result of the 2013 Exchange (see Note 1).

NOTE 5.  Long Term Obligations

On December 7, 2010, the Company entered a $2,000,000 Loan and Security Agreement (“LSA”) with Oxford Finance Corporation (“Oxford”). Borrowings under this term loan were at an interest rate of approximately 13%, and for the first six months, interest only was repayable, after which the balance of principal and interest were repayable in equal monthly installments over a thirty month period. The Company granted Oxford a first priority security interest in substantially all of its assets, excluding its intellectual property.

The Company issued a total of 95,368 warrants to Oxford in connection with the LSA. These warrants have a term of five years, and an exercise price of $1.468. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.41, an expected term of four years, estimated volatility of 43.96%, a zero dividend rate and a risk-free interest rate of 1.305%, the Company determined the total allocated fair value of the warrants to be $46,230.

Further, the Company incurred initial costs of $157,240 to obtain the LSA, which contained a provision providing for a termination fee of $95,000. The total financing costs of $298,470 were amortized as a non-cash interest expense over the period of the loan using the effective interest method.

The loan was repaid in full on May 27, 2011. At this date, the unamortized financing costs of $222,275 plus additional costs of $83,585 arising from early termination were expensed as interest.

On May 27, 2011, the Company sold convertible promissory notes in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock at a price of $5.70 per share, with each share being convertible into ten shares of common stock. The convertible promissory notes were sold along with convertible preferred stock and warrants for aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 left net proceeds of $28,025,037. Interest on the convertible promissory notes accrues at a rate of 5% per annum, and may either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

Using the relative fair value of the securities issued, the Company initially allocated the gross proceeds of $30,550,000 to the convertible promissory notes ($10,072,592), the Series A-1 convertible preferred stock ($10,724,991 - see Note 7) and the warrants ($9,752,417 - see Note 9). However, until September 30, 2011, the convertible promissory notes contained features that adjusted the number of shares issuable to investors in the event the Company requested conversion of the convertible promissory notes in certain circumstances. They also contain features affording the holder additional shares in the event of certain organic changes to the Company. Because these features result in the embedded conversion element not being considered indexed to the Company’s equity, the Company recognizes the conversion element of the convertible promissory notes as a derivative liability at its fair value. A liability of $11,495,163 (see below) was thus recognized on the date of issuance, and this is marked to its fair value through income in all subsequent periods. Because the fair value of the conversion element exceeded the net proceeds initially allocated to the convertible promissory notes, the Company recognized a loss of $2,255,074 at the date the convertible promissory notes were issued. The loss is reflected as additional interest expense.

In summary, the Company allocated the gross proceeds and issuance costs as follows:

Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	30,280,111

The debt discount related to the debt element of the convertible promissory notes of $14,442,497 is being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the convertible promissory notes. The $832,502 in issuance costs allocated to the convertible promissory notes was recorded as a deferred financing cost, which is also being amortized as a non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

The Company values the derivative liability for the conversion element of the convertible promissory notes using a Monte Carlo Simulation approach, using critical assumptions provided by management reflecting conditions at the valuation dates.

The fair value of this derivative liability at May 27, 2011, was estimated to be $11,495,163, using a closing stock price of $0.68, and based on assumptions which included an estimated volatility of 64.31%, a risk-free interest rate of 0.21%, a zero dividend rate and a contractual term of 3.5 years. The fair value of this derivative liability at December 31, 2011, was estimated to be $1,931,295, using a closing stock price of $0.16, and based on assumptions which included an estimated volatility of 82.82%, a risk-free interest rate of 0.18%, a zero dividend rate and a contractual term of 2.91 years. The fair value of this derivative liability at December 31, 2012, was estimated to be $274,928, using a closing stock price of $0.03, and based on assumptions which included an estimated volatility of 126.91%, a risk-free interest rate of 0.13%, a zero dividend rate and a contractual term of 1.91 years (see Note 10).

During the year ended December 31, 2012, the decrease in the fair value of the derivative liability of $1,656,367 was recorded as a revaluation gain. On September 30, 2011, Company and the note holders modified the convertible promissory note to eliminate the feature that adjusted the number of shares issuable to investors in the event the Company requested conversion of the convertible promissory notes in certain circumstances. This modification reduced the fair value of the conversion element derivative by $573,923. The gain from that reduction in value was recognized as an increase in Stockholders’ Equity. During the year ended December 31, 2011, the remainder of the decrease in the fair value of the derivative liability of $8,989,945 was recorded as a revaluation gain (see Note 10).

The balance of the convertible promissory notes comprises the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,262,028	460,383
Stated value	16,537,028	15,735,383
Debt discount – conversion element, net of accumulated amortization of $1,298,628 and $113,081 respectively	13,143,869	14,329,416

Notes payable, net of debt discount	$3,393,159	$1,405,967

The Company leases its office space for use in its operations under non-cancellable operating leases that expire in April 2015 and December 2013.

Aggregate future minimum obligations for leases in effect as of December 31, 2012 are as follows:

Operating Leases

Year ending December 31,
2013	$488,265
2014	635,340
2015	218,175

Total minimum obligations	$1,341,780

Rent expense totaled $597,261 and $758,908 for the years ended December 31, 2012 and 2011, respectively.